Investments in associates	12 Months Ended
Dec. 31, 2022
Investments in associates
Investments in associates
Note 11: Investments in associates

(a) Summarized financial information of the Company’s investments in associates:

The carrying amounts of the Company’s investments in associates as at December 31, 2022, were as follows:

	Dolly Varden	UMS	Total
Carrying amount at December 31, 2021	$-	$-	$-
Acquisition of equity investment	60,439	151	60,590
Disposal (note 1)	(12,280)	-	(12,280)
Company’s share of net loss of associates	(5,856)	(24)	(5,880)
Carrying amount at December 31, 2022	$42,303	$127	$42,430

The fair market value of the Company’s interest in Dolly Varden at December 31, 2022 was $53,554 based on the closing share price on that date.

On October 13, 2022, the Company completed the sale of 17,000,000 common shares of Dolly Varden, comprising 22.2% of the Company’s equity interest in Dolly Varden acquired as part of the disposition of Homestake Resources (note 1), for total gross proceeds of $6,800. As at September 30, 2022, the sale was considered highly probable; therefore, the partial investment in associate represented by the 17,000,000 common shares was classified as an asset held for sale. The Company remeasured the carrying amount of the shares held for sale as the lower of cost and FVLCD and recognized an impairment expense of $5,506 in respect of the disposal. A reconciliation of the impairment expense is as follows:

Carrying amount, investment in Dolly Varden	$55,265
Equity interest transferred to held for sale	22.2%
Carrying amount transferred to asset held for sale	12,280
Less: FVLCD	(6,774)
Impairment expense recognized	$5,506

For the year ended December 31, 2022, the Company’s equity share of net loss of the Company’s associates on a 100% basis were as follows:

Year ended December 31, 2022	Dolly Varden	UMS	Total
Cost recoveries	$-	$(4,412)	$(4,412)
Exploration and evaluation	16,936	1,642	18,578
Marketing	1,057	312	1,369
Share-based compensation	1,786	2,433	4,219
Administrative and other	(508)	121	(387)
Net loss of associate, 100%	19,271	96	19,367
Average equity interest for the period	30.4%	25%
Company’s share of net loss of associates	$5,856	$24	$5,880

The Company’s equity share of net assets of associates at December 31, 2022, is as follows:

	Dolly Varden	UMS
Current assets	$28,914	$879
Non-current assets	155,198	2,750
Current liabilities	(4,100)	(1,654)
Non-current liabilities	-	(1,467)
Net assets, 100%	180,012	508
Company’s equity share of net assets of associate	$42,303	$127

(b) Services rendered and balances with UMS

	Years ended December 31
	2022	2021
Exploration and evaluation costs	$590	$215
General and administration	841	384
Total transactions for the period	$1,431	$599

The outstanding balance owing at December 31, 2022, was $240 (December 31, 2021 – $142) which is included in accounts payable.

As part of the UMS arrangement, the Company is contractually obliged to pay certain rental expenses in respect of a ten-year office lease entered into by UMS on July 1, 2021. As at December 31, 2022, the Company expects to incur approximately $520 in respect of its share of future rental expense of UMS.

The Company issues share options to certain UMS employees, including key management personnel of the Company (note 16). The Company recognized a share-based compensation expense of $483 for the year ended December 31, 2022 in respect of share options issued to UMS employees (December 31, 2021 - $453)